Total
Paradigm Value Fund
Investment Objective
The Paradigm Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Value Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Value Fund
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Paradigm Value Fund | USD ($)	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.64% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Paradigm Funds Advisor LLC (the “Advisor”) believes have the potential for capital appreciation. The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s web-site at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (December 31, 2020) +33.41% Worst Quarter (March 31, 2020) -32.30%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/20
Average Annual Total Returns - Paradigm Value Fund	1 Year	5 Years	10 Years
Paradigm Value Fund	17.78%	13.54%	9.56%
Paradigm Value Fund | After Taxes on Distributions	17.15%	11.46%	7.27%
Paradigm Value Fund | After Taxes on Distributions and Sales	10.92%	10.26%	7.06%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	4.63%	9.65%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.